Summary of Significant Accounting Policies - Intangible assets (Details)	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Software
Finite-Lived Intangible Assets [Line Items]
Estimated useful lives of intangible assets	5 years	5 years
Courseware
Finite-Lived Intangible Assets [Line Items]
Estimated useful lives of intangible assets	5 years	5 years
Copyrights
Finite-Lived Intangible Assets [Line Items]
Estimated useful lives of intangible assets	5 years	5 years